UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05012

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

One Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

John G. Popp

One Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000
Date of fiscal year-end:	December 31st
Date of reporting period:	July 1, 2016 to September 30, 2016

Item 1:            Schedule of Investments

Credit Suisse Asset Management Income Fund, Inc.

Schedule of Investments

September 30, 2016 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (76.3%)
Advertising (2.7%)
$275	Clear Channel Worldwide Holdings, Inc., Series A, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B+, B2)	11/15/22	6.500	$278,437
1,475	Clear Channel Worldwide Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 11/15/17 @ 103.25)	(B+, B2)	11/15/22	6.500	1,543,219
1,270	Southern Graphics, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/16 @ 104.19)(1)	(CCC+, Caa1)	10/15/20	8.375	1,295,400
1,650	WMG Acquisition Corp., Rule 144A, Senior Secured Notes (Callable 10/31/16 @ 104.50)(1)	(B, Ba3)	01/15/21	6.000	1,716,000

					4,833,056

Auto Parts & Equipment (2.7%)
400	Adient Global Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 08/15/21 @ 102.44)(1)	(BB, Ba3)	08/15/26	4.875	401,500
2,000	IHO Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 09/15/19 @ 102.38)(1)	(BB-, Ba1)	09/15/26	4.750	2,015,000
1,150	MPG Holdco I, Inc., Global Company Guaranteed Notes (Callable 10/15/17 @ 105.53)	(B+, B3)	10/15/22	7.375	1,181,625
900	Optimas OE Solutions, Inc., Rule 144A, Senior Secured Notes (Callable 06/01/18 @ 104.31)(1)	(CCC+, Caa2)	06/01/21	8.625	713,250
2,100	UCI International LLC, Global Company Guaranteed Notes (Callable 10/31/16 @ 102.16)(2)	(D, NR)	02/15/19	8.625	451,500

					4,762,875

Brokerage (2.0%)
1,700	CCRE Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 10/31/16 @ 102.91)(1)	(B+, B1)	02/15/18	7.750	1,700,000
400	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 04/15/17 @ 105.16)(1)	(B, B1)	04/15/22	6.875	374,000
1,450	Jefferies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/17 @ 105.63)(1)	(B, B1)	04/15/21	7.500	1,415,563

					3,489,563

Building & Construction (1.7%)
1,400	AV Homes, Inc., Global Company Guaranteed Notes (Callable 10/31/16 @ 106.38)	(B, Caa1)	07/01/19	8.500	1,459,500
750	Rialto Corp., Rule 144A, Company Guaranteed Notes (Callable 10/31/16 @ 103.50)(1)	(B, B1)	12/01/18	7.000	765,000

750	U.S. Concrete, Inc., Global Company Guaranteed Notes (Callable 06/01/19 @ 104.78)	(BB-, B3)	06/01/24	6.375	780,000

					3,004,500

Building Materials (4.6%)
475	American Builders & Contractors Supply Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 12/15/18 @ 104.31)(1)	(B+, B3)	12/15/23	5.750	495,188
400	Eagle Materials, Inc., Company Guaranteed Notes (Callable 08/01/21 @ 102.25)	(BBB, Ba1)	08/01/26	4.500	406,030
1,600	Euramax International, Inc., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 109.00)(1)	(B-, Caa2)	08/15/20	12.000	1,644,000
1,825	FBM Finance, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/18 @ 104.13)(1)	(B+, Caa1)	08/15/21	8.250	1,916,250
475	GCP Applied Technologies, Inc. Rule 144A, Company Guaranteed Notes (Callable 02/01/19 @ 104.75)(1)	(B+, B1)	02/01/23	9.500	543,851
1,150	NCI Building Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/18 @ 106.19)(1)	(BB-, B3)	01/15/23	8.250	1,256,375
900	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.50)(1)	(CCC+, Caa1)	05/15/23	9.000	877,500
500	Summit Materials Finance Corp., Global Company Guaranteed Notes (Callable 07/15/18 @ 103.06)	(B, Caa1)	07/15/23	6.125	512,500
500	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/19 @ 104.25)(1)	(B, Caa1)	04/15/22	8.500	547,500

					8,199,194

Cable & Satellite TV (6.2%)
825	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 104.97)(1)	(BB-, B1)	02/15/23	6.625	849,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Cable & Satellite TV
$1,250	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(BB-, B1)	05/15/26	7.500	$1,304,687
1,850	Block Communications, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/31/16 @ 103.63)(1)	(B, B1)	02/01/20	7.250	1,905,500
400	Cequel Capital Corp., Rule 144A, Senior Unsecured Notes (Callable 10/31/16 @ 103.19)(1)	(B-, Caa1)	09/15/20	6.375	413,500
685	CSC Holdings LLC, Global Senior Unsecured Notes(3)	(B-, B2)	06/01/24	5.250	652,463
300	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(1)	(BB-, Ba1)	04/15/27	5.500	307,500
400	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 103.31)(1)	(BB-, Ba1)	10/15/25	6.625	435,000
400	CSC Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/20 @ 105.44)(1)	(B-, B2)	10/15/25	10.875	469,000
1,175	Midcontinent Communications & Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/18 @ 105.16)(1)	(B, B3)	08/15/23	6.875	1,257,250
550	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 103.69)(1)	(B+, B1)	05/01/26	7.375	562,892
700	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/17 @ 104.50)(1)	(B+, B1)	05/15/22	6.000	716,625
1,200	SFR Group S.A., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.13)(1)	(B+, B1)	05/15/24	6.250	1,196,642
850	Ziggo Secured Finance B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(BB-, Ba3)	01/15/27	5.500	851,063

					10,921,872

Chemicals (3.8%)
1,225	A Schulman, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/18 @ 105.16)(1)	(B+, B3)	06/01/23	6.875	1,243,375
600	Blue Cube Spinco, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/20 @ 105.00)(1)	(BB, Ba1)	10/15/25	10.000	711,000
500	Chemtura Corp., Company Guaranteed Notes (Callable 10/31/16 @ 104.31)	(BB-, B1)	07/15/21	5.750	525,625
750	Ineos Group Holdings S.A., Rule 144A, Secured Notes (Callable 10/31/16 @ 102.94)(1),(3)	(B-, B3)	02/15/19	5.875	767,813
1,020	OMNOVA Solutions, Inc., Global Company Guaranteed Notes (Callable 11/01/16 @ 100.00)	(NR, B2)	11/01/18	7.875	1,024,309

500	PQ Corp., Rule 144A, Senior Secured Notes (Callable 05/15/19 @ 103.38)(1)	(B+, B2)	11/15/22	6.750	531,250
276	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes (Callable 10/31/16 @ 100.00)(1),(2),(4),(5)	(NR, NR)	05/08/17	9.000	11,051
1,075	Tronox Finance LLC, Global Company Guaranteed Notes (Callable 10/31/16 @ 103.19)(3)	(B, Caa1)	08/15/20	6.375	997,063
425	Valvoline, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/19 @ 104.13)(1)	(B+, Ba3)	07/15/24	5.500	446,250
325	Versum Materials, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/21 @ 102.75)(1)	(BB-, Ba3)	09/30/24	5.500	334,750
150	Westlake Chemical Corp., Rule 144A, Company Guaranteed Notes (Callable 05/15/18 @ 102.44)(1)	(BBB, NR)	05/15/23	4.875	157,125

					6,749,611

Consumer/Commercial/Lease Financing (2.0%)
2,000	Infinity Acquisition Finance Corp., Rule 144A, Senior Secured Notes (Callable 08/01/17 @ 103.63)(1)	(CCC+, Caa2)	08/01/22	7.250	1,750,000
375	Lincoln Finance Ltd., Rule 144A, Senior Secured Notes (Callable 04/15/18 @ 103.69)(1)	(BB+, B1)	04/15/21	7.375	405,938
1,300	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 10/31/16 @ 106.75)(1)	(CCC+, Caa2)	07/15/21	9.000	1,340,462

					3,496,400

Diversified Capital Goods (1.9%)
900	Anixter, Inc., Global Company Guaranteed Notes	(BB, Ba3)	03/01/23	5.500	946,125
1,550	Belden, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/17 @ 102.75)(1)	(B+, Ba3)	09/01/22	5.500	1,623,625
470	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba2)	04/30/23	5.000	471,762

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Diversified Capital Goods
$325	SPX FLOW, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/21 @ 102.94)(1)	(BB, B1)	08/15/26	5.875	$329,469

					3,370,981

Electronics (0.9%)
500	Microsemi Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/19 @ 106.84)(1)	(B+, B2)	04/15/23	9.125	572,500
200	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(1)	(BBB-, Ba1)	06/01/21	4.125	214,750
675	NXP Funding LLC, Rule 144A, Company Guaranteed Notes(1)	(BBB-, Ba1)	06/01/23	4.625	739,969

					1,527,219

Energy - Exploration & Production (2.9%)
2,230	Bonanza Creek Energy, Inc., Global Company Guaranteed Notes (Callable 04/15/17 @ 103.38)	(CC, Ca)	04/15/21	6.750	1,025,800
900	Det Norske Oljeselskap ASA, Rule 144A, Subordinated Notes (Callable 05/27/19 @ 105.13)(1)	(NR, NR)	05/27/22	10.250	1,002,375
1,975	EPL Oil & Gas, Inc., Global Company Guaranteed Notes (Callable 10/31/16 @ 102.06)(2)	(NR, NR)	02/15/18	8.250	281,437
725	Oasis Petroleum, Inc., Company Guaranteed Notes (Callable 11/01/16 @ 103.25)(3)	(B+, Caa1)	11/01/21	6.500	696,000
105	Oasis Petroleum, Inc., Global Company Guaranteed Notes (Callable 09/15/17 @ 103.44)(3)	(B+, Caa1)	03/15/22	6.875	101,063
1,500	Stone Energy Corp., Global Company Guaranteed Notes (Callable 11/15/17 @ 103.75)	(CCC-, Ca)	11/15/22	7.500	866,250
1,124	W&T Offshore, Inc., Global Company Guaranteed Notes (Callable 10/31/16 @ 102.13)	(CC, Ca)	06/15/19	8.500	410,260
800	Whiting Petroleum Corp., Company Guaranteed Notes (Callable 12/15/20 @ 100.00)(3)	(B+, Caa1)	03/15/21	5.750	752,000

					5,135,185

Food - Wholesale (0.4%)
700	U.S. Foods, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 102.94)(1)	(B, B3)	06/15/24	5.875	729,750

Forestry & Paper (0.0%)
1,000	Stone & Webster, Inc.(2),(4),(6)	(NR, NR)	10/23/19	0.000	2,375

Gaming (0.8%)
555	Choctaw Resort Development Enterprise, Rule 144A, Senior Unsecured Notes (Callable 10/01/16 @ 100.00)(1)	(B+, B3)	11/15/19	7.250	555,000
750	Safari Holding Verwaltungs GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/17 @ 104.13)(1),(7)	(B, B2)	02/15/21	8.250	890,050

					1,445,050

Gas Distribution (2.7%)
1,500	Energy Transfer Equity LP, Senior Secured Notes	(BB, Ba2)	10/15/20	7.500	1,653,750
164	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 05/15/18 @ 104.50)	(B+, B1)	05/15/23	6.000	163,590
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 06/15/19 @ 102.81)	(B+, B1)	06/15/24	5.625	738,750
350	Genesis Energy Finance Corp., Global Company Guaranteed Notes (Callable 02/15/17 @ 102.88)	(B+, B1)	02/15/21	5.750	351,750
1,750	Holly Energy Finance Corp., Global Company Guaranteed Notes (Callable 10/31/16 @ 103.25)	(BB, B1)	03/01/20	6.500	1,813,437

					4,721,277

Health Facilities (3.0%)
750	Care Capital Properties LP, Rule 144A, Company Guaranteed Notes (Callable 05/15/26 @ 100.00)(1)	(BBB-, Baa3)	08/15/26	5.125	751,315
1,725	Covenant Surgical Partners, Inc., Rule 144A, Senior Secured Notes (Callable 10/31/16 @ 106.56)(1)	(B-, B3)	08/01/19	8.750	1,664,625
1,075	HCA, Inc., Global Senior Secured Notes (Callable 12/15/25 @ 100.00)	(BBB-, Ba1)	06/15/26	5.250	1,144,875
500	MPT Finance Corp., Company Guaranteed Notes (Callable 02/15/17 @ 103.19)	(BBB-, Ba1)	02/15/22	6.375	523,125
1,000	Tenet Healthcare Corp., Global Senior Unsecured Notes	(CCC+, Caa1)	04/01/22	8.125	1,005,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Health Facilities
$300	Tenet Healthcare Corp., Global Senior Unsecured Notes(3)	(CCC+, Caa1)	06/15/23	6.750	$279,750

					5,368,690

Insurance Brokerage (1.2%)
925	Hub Holdings Finance, Inc., 8.125% Cash, 8.875% PIK, Rule 144A, Senior Unsecured Notes (Callable 10/31/16 @ 101.00)(1),(8)	(CCC+, Caa2)	07/15/19	17.000	906,500
675	HUB International Ltd., Rule 144A, Secured Notes (Callable 02/15/17 @ 103.00)(1)	(CCC+, B3)	02/15/21	9.250	705,713
550	HUB International Ltd., Rule 144A, Senior Unsecured Notes (Callable 10/31/16 @ 105.91)(1)	(CCC+, Caa2)	10/01/21	7.875	562,375

					2,174,588

Investments & Misc. Financial Services (0.6%)
750	Cabot Financial Luxembourg S.A., Rule 144A, Senior Secured Notes (Callable 10/06/16 @ 105.19)(1),(9)	(B+, NR)	10/01/19	10.375	1,024,794

Media - Diversified (0.2%)
310	National CineMedia LLC, Rule 144A, Senior Unsecured Notes (Callable 08/15/21 @ 102.88)(1)	(B, B2)	08/15/26	5.750	322,400

Media Content (1.7%)
250	Activision Blizzard, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/19/16 @ 104.22)(1)	(BBB-, Baa2)	09/15/21	5.625	260,853
1,050	EMI Music Publishing Group North America Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/19 @ 105.72)(1)	(B, B3)	06/15/24	7.625	1,140,562
1,000	Nexstar Broadcasting, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/18 @ 103.06)(1),(3)	(B+, B3)	02/15/22	6.125	1,037,500
573	Sinclair Television Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 103.06)	(B+, B1)	10/01/22	6.125	607,380

					3,046,295

Medical Products (0.5%)
875	Sterigenics-Nordion Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/15/18 @ 104.88)(1)	(CCC+, Caa1)	05/15/23	6.500	912,188

Metals & Mining - Excluding Steel (2.6%)
1,250	Eldorado Gold Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/16 @ 103.06)(1)	(BB-, B1)	12/15/20	6.125	1,265,000
1,450	GrafTech International Ltd., Global Company Guaranteed Notes (Callable 11/15/16 @ 103.19)	(CCC+, Caa2)	11/15/20	6.375	1,116,500
2,120	Noranda Aluminum Acquisition Corp., Global Company Guaranteed Notes (Callable 10/31/16 @ 105.50)(2)	(NR, NR)	06/01/19	11.000	29,150

3,325	Taseko Mines Ltd., Company Guaranteed Notes (Callable 10/31/16 @ 101.94)(3)	(CCC, Caa2)	04/15/19	7.750	2,136,313

					4,546,963

Oil Field Equipment & Services (3.6%)
1,825	FTS International, Inc., Global Senior Secured Notes (Callable 05/01/17 @ 104.69)	(CCC, Ca)	05/01/22	6.250	707,187
1,099	Nor Offshore SPV Ltd., PIK, Senior Secured Notes (Callable 10/31/16 @ 100.00)(8)	(NR, NR)	02/04/20	8.400	400,880
600	Pacific Drilling V Ltd., Rule 144A, Senior Secured Notes (Callable 10/31/16 @ 103.63)(1)	(B-, Caa3)	12/01/17	7.250	245,625
950	Parker Drilling Co., Global Company Guaranteed Notes (Callable 01/15/18 @ 103.38)(3)	(B-, Caa1)	07/15/22	6.750	745,750
1,150	Pioneer Energy Services Corp., Global Company Guaranteed Notes (Callable 03/15/17 @ 104.59)	(B-, Ca)	03/15/22	6.125	764,750
1,500	Shelf Drilling Holdings Ltd., Rule 144A, Secured Notes (Callable 10/31/16 @ 104.31)(1)	(CCC, B2)	11/01/18	8.625	1,200,000
1,380	Sidewinder Drilling, Inc.(4),(5)	(NR, NR)	11/15/19	9.750	690,153
565	Sidewinder Drilling, Inc.(4),(5)	(NR, NR)	11/15/19	12.000	508,823
750	Transocean, Inc., Global Company Guaranteed Notes (Callable 07/15/22 @ 100.00)	(BB-, Caa1)	10/15/22	5.050	591,563
535	Trinidad Drilling Ltd., Rule 144A, Company Guaranteed Notes (Callable 10/31/16 @ 101.97)(1)	(BB-, Caa1)	01/15/19	7.875	500,225

					6,354,956

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Oil Refining & Marketing (3.1%)
$500	CITGO Petroleum Corp., Rule 144A, Senior Secured Notes (Callable 08/15/17 @ 104.69)(1)	(B+, B3)	08/15/22	6.250	$490,000
2,000	Coffeyville Finance, Inc., Global Company Guaranteed Notes (Callable 11/01/17 @ 103.25)	(BB-, B1)	11/01/22	6.500	1,820,000
975	Northern Tier Finance Corp., Global Senior Secured Notes (Callable 10/31/16 @ 105.34)	(BB-, B1)	11/15/20	7.125	1,001,812
1,850	PBF Finance Corp., Global Senior Secured Notes (Callable 10/31/16 @ 104.13)(3)	(BBB-, B1)	02/15/20	8.250	1,917,525
300	Western Refining, Inc., Global Company Guaranteed Notes (Callable 04/01/17 @ 103.13)	(B, B3)	04/01/21	6.250	297,750

					5,527,087

Packaging (2.2%)
650	ARD Finance S.A., Rule 144A, Senior Secured Notes (Callable 09/15/19 @ 103.56)(1)	(CCC+, Caa2)	09/15/23	7.125	648,375
750	Ardagh Holdings U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/31/17 @ 103.38)(1)	(CCC+, B3)	01/31/21	6.750	778,125
88	Ardagh Holdings U.S.A., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/15/16 @ 103.50)(1)	(NR, B3)	11/15/20	7.000	91,544
1,850	Reynolds Group Issuer LLC, Global Company Guaranteed Notes (Callable 10/31/16 @ 104.13)	(B-, Caa2)	02/15/21	8.250	1,930,362
450	SIG Combibloc Holdings S.C.A., Rule 144A, Senior Secured Notes (Callable 02/15/18 @ 103.88)(1),(7)	(B-, Caa1)	02/15/23	7.750	532,639

					3,981,045

Personal & Household Products (0.2%)
400	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/19 @ 104.78)(1)	(B, Caa1)	03/01/24	6.375	427,000

Pharmaceuticals (1.4%)
800	AMAG Pharmaceuticals, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/01/18 @ 105.91)(1)	(B+, B3)	09/01/23	7.875	768,000
618	Capsugel S.A., 7.000% Cash, 7.750% PIK, Rule 144A, Senior Unsecured Notes (Callable 10/17/16 @ 101.00)(1),(8)	(B-, Caa1)	05/15/19	14.750	619,932
250	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/17 @ 102.69)(1)	(B-, B3)	03/15/20	5.375	232,500
300	Valeant Pharmaceuticals International, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/31/16 @ 102.53)(1),(3)	(B-, B3)	08/15/18	6.750	303,000
625	Valeant Pharmaceuticals International, Rule 144A, Company Guaranteed Notes (Callable 10/31/16 @ 103.19)(1)	(B-, B3)	10/15/20	6.375	589,063

					2,512,495

Real Estate Investment Trusts (2.3%)
200	DuPont Fabros Technology LP, Company Guaranteed Notes (Callable 06/15/18 @ 104.22)	(BB, Ba1)	06/15/23	5.625	211,000
600	iStar, Inc., Senior Unsecured Notes (Callable 07/01/18 @ 103.25)	(B+, B2)	07/01/21	6.500	610,500

1,398	iStar, Inc., Senior Unsecured Notes (Callable 10/31/16 @ 102.50)	(B+, B2)	07/01/19	5.000	1,399,579
600	QCP SNF West/Central/East/AL REIT LLC, Rule 144A (Callable 11/01/19 @ 104.06)(1)	(NR, B3)	11/01/23	8.125	600,000
1,175	QTS Finance Corp., Global Company Guaranteed Notes (Callable 08/01/17 @ 104.41)	(BB, B2)	08/01/22	5.875	1,205,844

					4,026,923

Recreation & Travel (1.2%)
1,500	ClubCorp Club Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/18 @ 106.19)(1)	(B-, B3)	12/15/23	8.250	1,620,000
250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/19 @ 103.66)(1)	(BB-, B3)	07/31/24	4.875	253,125
250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 10/31/16 @ 103.94)(1)	(BB-, B3)	01/15/21	5.250	258,188

					2,131,313

Restaurants (0.8%)
1,425	Landry’s, Inc., Rule 144A, Senior Unsecured Notes (Callable 10/15/19 @ 103.38)(1)	(CCC+, Caa1)	10/15/24	6.750	1,453,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Software - Services (1.5%)
$525	NeuStar, Inc., Global Company Guaranteed Notes (Callable 01/15/18 @ 102.25)	(B+, B2)	01/15/23	4.500	$472,500
975	Sungard Availability Services Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.38)(1)	(CCC, Caa2)	04/01/22	8.750	638,625
1,998	Syniverse Holdings, Inc., Global Company Guaranteed Notes (Callable 10/31/16 @ 102.28)	(CCC+, Caa2)	01/15/19	9.125	1,518,480

					2,629,605

Specialty Retail (1.6%)
975	Beverages & More, Inc., Rule 144A, Senior Secured Notes (Callable 10/31/16 @ 105.00)(1)	(B-, Caa1)	11/15/18	10.000	929,906
570	Caleres, Inc., Global Company Guaranteed Notes (Callable 08/15/18 @ 104.69)	(BB, B1)	08/15/23	6.250	594,510
350	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, B1)	05/15/26	5.500	350,000
500	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 12/01/19 @ 102.69)	(B+, B1)	12/01/24	5.375	505,000
300	Penske Automotive Group, Inc., Global Company Guaranteed Notes (Callable 10/01/17 @ 102.88)	(B+, B1)	10/01/22	5.750	312,750
200	Takko Luxembourg 2 S.C.A., Rule 144A, Senior Secured Notes (Callable 10/10/16 @ 104.94)(1),(7)	(CCC+, Caa1)	04/15/19	9.875	146,094

					2,838,260

Steel Producers/Products (0.6%)
1,000	Zekelman Industries, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/19 @ 104.94)(1)	(B, Caa2)	06/15/23	9.875	1,057,500

Support - Services (4.0%)
500	Avis Budget Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/20 @ 102.63)(1),(3)	(B+, B1)	03/15/25	5.250	481,875
800	Avis Budget Finance, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/19 @ 104.78)(1)	(B+, B1)	04/01/24	6.375	820,000
900	Change Healthcare Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/17 @ 104.50)(1)	(CCC+, Caa1)	02/15/21	6.000	951,750
400	ESH Hospitality, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/01/20 @ 102.63)(1)	(BB-, B2)	05/01/25	5.250	401,500
750	Garda World Security Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/16 @ 105.44)(1)	(CCC+, Caa1)	11/15/21	7.250	695,625

1,335	H&E Equipment Services, Inc., Global Company Guaranteed Notes (Callable 09/01/17 @ 103.50)(3)	(BB-, B3)	09/01/22	7.000	1,415,100
900	Infor U.S., Inc., Company Guaranteed Notes (Callable 05/15/18 @ 102.88)(7)	(B-, Caa1)	05/15/22	5.750	990,112
800	Light Tower Rentals, Inc., Rule 144A, Senior Secured Notes (Callable 10/31/16 @ 106.09)(1),(2)	(NR, NR)	08/01/19	8.125	364,000
1,150	York Risk Services Holding Corp., Rule 144A, Company Guaranteed Notes (Callable 10/01/17 @ 106.38)(1)	(CCC, Caa3)	10/01/22	8.500	899,875

					7,019,837

Tech Hardware & Equipment (2.8%)
700	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 10/31/16 @ 101.75)(1),(3)	(CCC+, B2)	04/01/19	7.000	519,750
750	Avaya, Inc., Rule 144A, Senior Secured Notes (Callable 10/31/16 @ 102.25)(1)	(CCC+, B2)	04/01/19	9.000	564,375
875	CommScope Technologies Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/20 @ 103.00)(1)	(B, B1)	06/15/25	6.000	937,344
1,000	Dell, Inc., Global Senior Unsecured Notes	(BB-, Ba2)	04/15/38	6.500	970,000
1,225	Riverbed Technology, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/18 @ 104.44)(1)	(CCC+, Caa1)	03/01/23	8.875	1,315,344
625	Western Digital Corp., Rule 144A, Senior Secured Notes (Callable 04/01/19 @ 103.69)(1)	(BBB-, Ba1)	04/01/23	7.375	689,062

					4,995,875

Telecom - Satellite (2.0%)
482	Hughes Satellite Systems Corp., Global Company Guaranteed Notes	(BB-, B3)	06/15/21	7.625	515,740
800	Hughes Satellite Systems Corp., Rule 144A, Senior Secured Notes(1)	(BB+, Ba2)	08/01/26	5.250	792,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (continued)
Telecom - Satellite
$250	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/17 @ 100.00)(3)	(CC, Ca)	06/01/18	6.750	$166,250
800	Intelsat Luxembourg S.A., Global Company Guaranteed Notes (Callable 06/01/17 @ 103.88)	(CC, Ca)	06/01/21	7.750	272,000
1,875	Telesat LLC, Rule 144A, Company Guaranteed Notes (Callable 10/31/16 @ 100.00)(1)	(B, B3)	05/15/17	6.000	1,879,688

					3,625,678

Telecom - Wireless (2.3%)
225	Sprint Corp., Global Company Guaranteed Notes	(B, Caa1)	09/15/23	7.875	227,531
650	Sprint Corp., Global Company Guaranteed Notes	(B, Caa1)	06/15/24	7.125	637,000
700	Sprint Corp., Global Company Guaranteed Notes (Callable 11/15/24 @ 100.00)	(B, Caa1)	02/15/25	7.625	696,500
700	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 01/15/21 @ 103.25)	(BB, Ba3)	01/15/26	6.500	777,000
1,575	T-Mobile U.S.A., Inc., Global Company Guaranteed Notes (Callable 09/01/19 @ 103.19)	(BB, Ba3)	03/01/25	6.375	1,716,750

					4,054,781

Telecom - Wireline Integrated & Services (0.4%)
625	Zayo Capital, Inc., Global Company Guaranteed Notes (Callable 04/01/18 @ 104.50)	(B-, B3)	04/01/23	6.000	659,375

Theaters & Entertainment (0.8%)
775	AMC Entertainment, Inc., Global Company Guaranteed Notes (Callable 02/15/17 @ 104.41)	(B, B2)	02/15/22	5.875	806,000
650	Carmike Cinemas, Inc., Rule 144A, Secured Notes (Callable 06/15/18 @ 104.50)(1)	(BB, B1)	06/15/23	6.000	679,250

					1,485,250

Transport Infrastructure/Services (0.4%)
1,310	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 01/15/17 @ 105.53)(1)	(B-, Caa2)	01/15/22	7.375	638,625

TOTAL CORPORATE BONDS (Cost $146,609,696)					135,203,931

BANK LOANS (14.7%)
Aerospace & Defense (0.7%)
1,492	Sequa Corp.(10)	(CCC-, Caa3)	06/19/17	5.250	1,314,342

Auto Parts & Equipment (0.9%)
1,200	Jason, Inc.(4),(10)	(CCC+, Caa2)	06/30/22	9.000	894,000
732	U.S. Farathane LLC(10)	(B, B2)	12/23/21	5.750	735,396

					1,629,396

Chemicals (2.1%)
750	Chromaflo Technologies Corp.(10)	(CCC+, Caa2)	06/02/20	8.250	708,750
1,500	Solenis International LP(10)	(B-, Caa1)	07/31/22	7.750	1,468,125
1,500	Vantage Specialty Chemicals, Inc.(4),(10)	(CCC, Caa1)	07/22/22	9.750	1,485,000

					3,661,875

Diversified Capital Goods (0.5%)
930	Dynacast International LLC(10)	(B-, Caa1)	01/30/23	9.500	911,400

Electronics (0.3%)
597	Excelitas Technologies Corp.(10)	(B-, B3)	10/31/20	6.000	587,596

Energy - Exploration & Production (0.4%)
1,000	W&T Offshore, Inc.(10)	(CCC, Caa2)	05/15/20	9.000	652,500

Gaming (1.0%)
744	CBAC Borrower LLC(10)	(B-, Caa1)	07/02/20	8.250	734,140
990	ROC Finance LLC(10)	(B+, B2)	06/20/19	5.000	971,653

					1,705,793

Health Services (1.1%)
579	MMM Holdings, Inc.(10)	(B-, B3)	12/12/17	9.750	564,565

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

BANK LOANS (continued)
Health Services
$421	MSO of Puerto Rico, Inc.(10)	(B-, B3)	12/12/17	9.750	$410,435
1,000	Phillips-Medisize Corp.(10)	(CCC+, Caa2)	06/16/22	8.250	1,002,505

					1,977,505

Investments & Misc. Financial Services (0.8%)
444	Liquidnet Holdings, Inc.(10)	(B, B2)	05/22/19	7.750	440,422
1,000	Mergermarket U.S.A., Inc.(4),(10)	(CCC+, Caa2)	02/04/22	7.500	960,000

					1,400,422

Machinery (1.3%)
1,250	CPM Holdings, Inc.(4),(10)	(B, Caa1)	04/10/23	10.250	1,187,500
1,125	WireCo WorldGroup, Inc.(10)	(B-, Caa2)	07/20/24	10.000	1,127,813

					2,315,313

Media Content (0.3%)
500	DLG Acquisitions Ltd.(7),(10)	(B-, Caa2)	06/30/22	8.250	536,615

Oil Field Equipment & Services (0.3%)
1,000	Shelf Drilling Holdings Ltd.(10)	(CC, B3)	10/08/18	10.000	575,000

Recreation & Travel (0.6%)
1,000	Legendary Pictures Funding LLC(4),(10)	(NR, NR)	04/22/20	7.000	1,002,500

Software - Services (2.2%)
1,240	Aricent Technologies(4),(10)	(CCC, Caa2)	04/14/22	9.500	1,003,160
1,000	Deltek, Inc.(10)	(CCC+, Caa2)	06/25/23	9.500	1,013,750
1,000	Eze Castle Software, Inc.(10)	(CCC+, Caa1)	04/05/21	7.250	977,500
975	Intralinks, Inc.(4),(10)	(BB, B2)	02/24/19	7.250	966,444

					3,960,854

Specialty Retail (0.6%)
990	BJ’s Wholesale Club, Inc.(10)	(CCC, Caa2)	03/26/20	8.500	998,149

Steel Producers/Products (0.9%)
1,500	Atkore International, Inc.(10)	(CCC+, Caa1)	10/09/21	7.750	1,507,500

Telecom - Wireline Integrated & Services (0.5%)
1,000	Omnitracs, Inc.(10)	(CCC+, Caa1)	05/25/21	8.750	948,750

Theaters & Entertainment (0.2%)
1,000	CKX, Inc.(2),(4),(5),(10)	(NR, NR)	06/21/17	11.000	420,000

TOTAL BANK LOANS (Cost $26,309,935)					26,105,510

ASSET BACKED SECURITIES (4.1%)
Collateralized Debt Obligations (4.1%)
1,000	Carlyle Global Market Strategies CLO Ltd., 2012-4A, Rule 144A(1),(4),(6)	(NR, NR)	01/20/25	0.000	652,011
2,000	CIFC Funding Ltd., 2012-2A, Rule 144A(1),(10)	(BB-, NR)	12/05/24	6.585	1,961,798
1,000	Galaxy XIV CLO Ltd., 2012-14A, Rule 144A(1),(10)	(BB, NR)	11/15/24	6.217	973,278
1,000	JFIN CLO Ltd., 2013-1A, Rule 144A(1),(10)	(BB, NR)	01/20/25	5.446	765,788
1,500	Ocean Trails CLO IV, 2013-4A, Rule 144A(1),(10)	(B, NR)	08/13/25	6.717	1,186,186
700	Stewart Park CLO Ltd., 2015-1A, Rule 144A(1),(4),(6)	(NR, NR)	04/15/26	0.000	630,551
1,325	Venture XVII CLO Ltd., 2014-17A, Rule 144A(1),(10)	(NR, Ba2)	07/15/26	5.680	1,129,348

TOTAL ASSET BACKED SECURITIES (Cost $8,139,533)					7,298,960

Number of Shares
COMMON STOCKS (0.0%)
Building & Construction (0.0%)
6	White Forest Resources, Inc.(4),(5),(11)				87

Building Materials (0.0%)
372	Dayton Superior Corp.(4),(5),(11)				—

Gaming (0.0%)
36,250	Majestic Holdco LLC(4),(11)				4,531

Number of Shares				Value

COMMON STOCKS (continued)
TOTAL COMMON STOCKS (Cost $275,986)				$4,618

PREFERRED STOCK (0.0%)
Building Materials (0.0%)
413	Dayton Superior Corp.(4),(5),(11) (Cost $156,000)			—

SHORT-TERM INVESTMENTS (9.2%)
9,519,003	State Street Navigator Prime Portfolio, 0.30%(12)			9,519,003

Par (000)		Maturity	Rate%

$6,695	State Street Bank and Trust Co. Euro Time Deposit	10/03/16	0.010	6,694,884

TOTAL SHORT-TERM INVESTMENTS (Cost $16,213,887)				16,213,887

TOTAL INVESTMENTS AT VALUE (104.3%) (Cost $197,705,037)				184,826,906

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.3%)				(7,694,975)

NET ASSETS (100.0%)				$177,131,931

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, these securities amounted to a value of $87,639,864 or 49.5% of net assets.

(2)	Bond is currently in default.
(3)	Security or portion thereof is out on loan.
(4)	Illiquid security (unaudited).
(5)	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
(6)	Zero-coupon security.
(7)	This security is denominated in Euro.
(8)	PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.
(9)	This security is denominated in British Pound.
(10)	Variable rate obligation — The interest rate shown is the rate as of September 30, 2016.
(11)	Non-income producing security.
(12)	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at September 30, 2016.

INVESTMENT ABBREVIATION

NR = Not Rated

Forward Foreign Currency Contracts

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/Notional	Net Unrealized Appreciation (Depreciation)
USD	2,693,098	EUR	2,358,500	10/14/16	Morgan Stanley	$(2,693,098)	$(2,651,738)	$41,360
USD	479,682	EUR	430,000	10/14/16	Morgan Stanley	(479,682)	(483,463)	(3,781)
USD	1,171,302	GBP	832,500	10/14/16	Morgan Stanley	(1,171,302)	(1,081,668)	89,634

								$127,213

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1–quoted prices in active markets for identical investments
Level 2–other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3–significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$133,993,904	$1,210,027		$135,203,931
Bank Loans	—	15,641,905	10,463,605		26,105,510
Asset Backed Securities	—	7,298,960	—		7,298,960
Common Stocks	—	4,531	87	(1)	4,618	(1)
Preferred Stock	—	—	0	(1)	0	(1)
Short-term Investments	—	16,213,887	—		16,213,887

	$—	$173,153,187	$11,673,719		$184,826,906

Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$130,994	$—		$130,994

Liabilities	Level 1	Level 2	Level 3		Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$3,781	$—		$3,781

(1)	Includes a zero valued security.
*	Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

The following is a reconciliation of investments as of September 30, 2016 for which significant unobservable inputs were used in determining value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Corporate Bonds	Bank Loans	Common Stocks	Preferred Stock		Total
Balance as of December 31, 2015	$118,037	$11,031,469	$—	$—		$11,149,506
Accrued discounts (premiums)	(26,469)	90,229	—	—		63,760
Purchases	2,167,504	3,575,313	44,986	—		5,787,803
Sales	(437)	(3,545,720)	—	—		(3,546,157)
Realized gain (loss)	(349,563)	18,113	—	—		(331,450)
Change in unrealized appreciation (depreciation)	(696,670)	394,898	(44,899)	—		(346,671)
Transfers into Level 3	—	1,916,615	—	—		1,916,615
Transfers out of Level 3	(2,375)	(3,017,312)	—	—		(3,019,687)

Balance as of September 30, 2016	$1,210,027	$10,463,605	$87 (1)	$—	(1)	$11,673,719

Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2016	$(1,047,045)	$407,510	$(44,899)	$—		$(684,434)

(1)	Includes a zero valued security.

Quantitative Disclosure About Significant Unobservable Inputs

Asset Class	Fair Value At 9/30/2016	Valuation Technique	Unobservable Input	Range (Weighted Average) (per share)
Corporate Bonds	$11,051	Income Approach	Expected Remaining Distribution	NA
	$1,198,976	Market Approach	Discount for Illiquidity	$0.50 – $0.90 ($0.54)
Bank Loans	$420,000	Income Approach	Expected Remaining Distribution	NA
	$10,043,605	Vendor Pricing	Single Broker Quote	$0.58 – $1.07 ($0.94)
Common Stocks	$87	Market Approach	Discount for Illiquidity	$0.00 – $14.11 ($0.23)
Preferred Stock	$0	Market Approach	Discount for Illiquidity	NA

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs Credit Suisse Asset Management LLC, the Fund’s investment adviser (“Credit Suisse” or the “Adviser”) considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

During the period ended September 30, 2016, there were no transfers between Level 1 and Level 2, but there was $1,916,615 transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $3,019,687 transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:            Controls and Procedures

(a)        As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)        There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:            Exhibits

1.        The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   November 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp

Name: John G. Popp

Title:   Chief Executive Officer and President

Date:   November 22, 2016

/s/Laurie Pecha

Name: Laurie Pecha

Title:   Chief Financial Officer

Date:   November 22, 2016